Earnings per Share (Narratives) (Details)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	As of December 31, 2021, all 12 million outstanding options, representing 4.2 million shares, were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2020 and 2019 – 27 million and 17.5 million options, respectively, were not included since they did not have a diluting effect.